Related Party Balance and Transactions (Details)													1 Months Ended	6 Months Ended			12 Months Ended
	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Balance and Transactions [Line Items]
Purchased graphite material														$ 16,012
Revolving credit									$ 2,871,665	¥ 20,000,000
Utilized amount														896,391	¥ 6,500,000		$ 1,938,374	¥ 13,500,000
Commercial notes														1,792,782			$ 3,876,748		¥ 13,000,000					¥ 27,000,000
Related party, loan														4,584,226		5,473,533
Sales and leaseback			$ 2,758,126	¥ 20,000,000	$ 5,516,252	¥ 40,000,000
Assets and equity ownership percent											100.00%	100.00%
Paid consideration											$ 1,379,063	¥ 10,000,000
Unpaid consideration											4,137,189	30,000,000	¥ 30,000,000
Obtained credit amount														$ 2,758,126					¥ 20,000,000	$ 13,790,631	¥ 100,000,000	$ 4,137,189	¥ 30,000,000
Principal amount	$ 4,034,841	¥ 29,257,844
Vice Chairman [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage														7.49%	7.49%
Shanghai Hui Yang Investment Co [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage														9.6451%	9.6451%
Mr. Sousheng Guo [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage														3.00%	3.00%
Titanium sold																205
Mr. Chenming Qi [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage														3.00%	3.00%
Ms. Jing Ji [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage														46.00%	46.00%
Sunrise Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage														9.6451%	9.6451%
Guizhou Yilong [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage														3.0864%	3.0864%
Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Interest rate percentage														8.00%			8.00%		8.00%					8.00%
Related Party Guarantee [Member]
Related Party Balance and Transactions [Line Items]
Gross consideration											$ 5,516,252	¥ 40,000,000
Related Party [Member]
Related Party Balance and Transactions [Line Items]
Related party, loan							$ 2,758,126	¥ 20,000,000
Related Party [Member]
Related Party Balance and Transactions [Line Items]
Interest rate percentage														4.35%			4.35%		4.35%					4.35%
Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Rental fees																$ 67,041
Sunrise Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Interest rate percentage														4.50%					4.50%
Chongqing Xingyu Finance Lease Co Ltd [Member]
Related Party Balance and Transactions [Line Items]
Interest rate percentage	5.80%	5.80%